STOCK-BASED COMPENSATION STOCK-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options Activity [Rollforward]
Outstanding at beginning of year (in shares)	4,720,105	4,133,753	4,133,753
Granted (in shares)	1,670,400	776,750	776,750	624,200	621,000
Exercised (in shares)			(147,608)
Canceled (in shares)			(42,790)
Outstanding at end of year (in shares)			4,720,105	4,133,753
Option Price, outstanding, beginning of period, minimum (in dollars per share)				$ 14.28
Option price, outstanding, beginning of period, maximum (in dollars per share)		$ 27.64	$ 27.64
Option price, granted, minimum (in dollars per share)			27.40
Option price, granted, maximum (in dollars per share)			27.40
Option price, exercised, minimum (in dollars per share)			14.28
Option price exercised, maximum (in dollars per share)			25.57
Option price, canceled, minimum (in dollars per share)			23.28
Option price, canceled, maximum (in dollars per share)			27.40
Option price, outstanding, minimum, end of period (in dollars per share)			14.28
Option price, outstanding, maximum, end of period (in dollars per share)			27.65
Weighted average option price, beginning of period (in dollars per share)	$ 21.29	20.14	20.14
Weighted average option price, granted (in dollars per share)	$ 13.14	$ 27.40	27.40	25.69	$ 23.28
Weighted average option price, exercised (in dollars per share)			20.11
Weighted average option price, canceled (in dollars per share)			25.14
Weighted average option price, outstanding, end of period (in dollars per share)			$ 21.29	$ 20.14
Options exercisable, beginning of period (in shares)	3,371,449	2,976,870	2,976,870
Options exercisable, end of period (in shares)			3,371,449	2,976,870
Weighted average exercise price, exercisable , beginning of period (in dollars per share)	$ 19.28	$ 18.50	$ 18.50
Weighted average exercise price, exercisable, end of period (in dollars per share)			$ 19.28	$ 18.50